(LOSS) INCOME PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED EARNING (LOSS) PER SHARE

	March 31, 2024	March 31, 2023
Basic Net (Loss) Income per common share:
Net (Loss) Income	$(10,367)	$4,775
Weighted average number of common shares-basic	60,260,282	45,104,515
Net (Loss) Income per share, basic	$(0.17)	$0.11

Diluted Net (Loss) Income per common share:
Net (Loss) Income available to common stockholders	$(10,367)	$4,775
Weighted average number of common shares-basic	60,260,282	45,104,515
Dilutive effect related to stock options and warrants	-	3,351,481
Weighted average diluted shares outstanding	60,260,282	48,455,996
Net (Loss) Income per share, diluted	$(0.17)	$0.10

SCHEDULE OF NUMBER OF POTENTIAL SHARES OF COMMON STOCK
	March 31, 2024	March 31, 2023
Warrants	24,510,575	10,923,915
Restricted stock units	162,125	111,015
Options	2,315,299	-
Weighted average number of common shares-basic	26,987,999	11,034,930

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	December 31, 2023	December 31, 2022
Warrants	24,510,575	16,708,414
Restricted stock units	47,000	180,000
Options	2,364,787	3,642,958
Weighted average number of common shares-basic	26,922,362	20,531,372